Scharf Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 90.33%	Value
	Aerospace and Defense - 3.87%
31,591	Lockheed Martin Corp.	$15,368,706

	Beverages - 5.69%
40,680	Constellation Brands, Inc. - Class A	9,427,590
140,050	Heineken N.V. (b)	13,174,615
		22,602,205
	Capital Markets - 0.90%
23,250	Brookfield Asset Management Ltd. - Class A (a)	666,577
93,000	Brookfield Corp.	2,925,780
		3,592,357
	Chemicals - 4.22%
514,230	Valvoline, Inc.	16,789,609

	Commercial Services & Supplies - 2.33%
441,046	MillerKnoll, Inc.	9,266,376

	Diversified Financial Services - 6.83%
87,877	Berkshire Hathaway, Inc. - Class B (a)	27,145,205

	Entertainment - 2.79%
145,131	Activision Blizzard, Inc.	11,109,778

	Health Care Equipment & Supplies - 2.06%
610,770	Smith & Nephew plc	8,192,482

	Health Care Providers & Services - 16.90%
233,660	Centene Corp. (a)	19,162,457
208,920	CVS Health Corp.	19,469,255
76,120	McKesson Corp.	28,554,134
		67,185,846
	Insurance - 4.87%
14,695	Markel Corp. (a)	19,360,516

	Interactive Media & Services - 0.79%
27,489	Baidu, Inc. - ADR (a)	3,144,192

	Internet & Direct Marketing Retail - 4.10%
8,097	Booking Holdings, Inc. (a)	16,317,722

	IT Services - 6.03%
192,045	Cognizant Technology Solutions Corp. - Class A	10,983,053
128,683	Fiserv, Inc. (a)	13,005,991
		23,989,044
	Media - 4.08%
463,376	Comcast Corp. - Class A	16,204,259

	Personal Products - 2.86%
225,735	Unilever plc - ADR	11,365,757

	Pharmaceuticals - 7.88%
86,169	Johnson & Johnson	15,221,754
177,697	Novartis AG - ADR	16,120,672
		31,342,426
	Road & Rail - 2.27%
121,185	Canadian Pacific Railway, Ltd. (b)	9,039,189

	Software - 8.93%
72,342	Microsoft Corp.	17,349,059
222,265	Oracle Corp.	18,167,941
		35,517,000
	Specialty Retail - 2.93%
79,121	Advance Auto Parts, Inc.	11,633,161
	TOTAL COMMON STOCKS (Cost $273,431,958)	359,165,830

	PREFERRED STOCK - 2.30%
	Technology Hardware, Storage & Peripherals - 2.30%
228,560	Samsung Electronics Co., Ltd., 2.15% (b)	9,127,940
	TOTAL PREFERRED STOCK (Cost $3,697,316)	9,127,940

	SHORT-TERM INVESTMENTS - 7.08%
	Money Market Fund - 1.83%
7,257,942	First American Treasury Obligations Fund, Class Z, 4.16% (c)	7,257,942
	TOTAL MONEY MARKET FUND (Cost $7,257,942)	7,257,942

Principal
Amount
	U.S. Treasury Note - 0.50%
	U.S. Treasury Note
$2,000,000	1.50%, 3/31/2023	1,985,969
	TOTAL U.S. TREASURY NOTE (Cost $1,993,891)	1,985,969
	U.S. Treasury Bills - 4.75%
500,000	3.96%, 4/6/2023 (d)	494,582
4,550,000	3.49%, 4/20/2023 (d)	4,490,746
3,500,000	4.41%, 5/4/2023 (d)	3,447,229
1,250,000	4.56%, 6/29/2023 (d)	1,222,359
6,250,000	3.62%, 7/13/2023 (d)	6,101,627
3,250,000	4.14%, 10/5/2023 (d)	3,140,317
	TOTAL U.S. TREASURY BILLS (Cost $18,940,666)	18,896,860
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,192,499)	28,140,771

	Total Investments in Securities (Cost $305,321,773) - 99.71%	396,434,541
	Other Assets in Excess of Liabilities - 0.29%	1,171,369
	TOTAL NET ASSETS - 100.00%	$397,605,910

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2022.
(d)	Rate shown is the discount rate at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$30,458,229	$-	$-	$30,458,229
Consumer Discretionary	27,950,883	-	-	27,950,883
Consumer Staples	33,967,963	-	-	33,967,963
Financials	50,098,078	-	-	50,098,078
Health Care	106,720,753	-	-	106,720,753
Industrials	33,674,271	-	-	33,674,271
Information Technology	59,506,044	-	-	59,506,044
Materials	16,789,609	-	-	16,789,609
Total Common Stocks	359,165,830	-	-	359,165,830
Preferred Stock
Information Technology	9,127,940	-	-	9,127,940
Total Preferred Stock	9,127,940	-	-	9,127,940
Money Market Fund	7,257,942	-	-	7,257,942
U.S. Treasury Note	-	1,985,969	-	1,985,969
U.S. Treasury Bills	-	18,896,860	-	18,896,860
Total Investments in Securities	$375,551,712	$20,882,829	$-	$396,434,541

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.